The Company monitors the gross debt and net debt as set forth below: (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments liabilities, Current	R$ 186,147	R$ 384,969
Derivative financial instruments liabilities, Non-current	36,077	727
Derivative financial instruments liabilities	222,224	385,696
Derivative financial assets, current	83,144	377,756
Derivative financial assets, non current	2,139	234
Derivative financial assets	85,283	377,990
Restricted cash, Current	24,529	1
Restricted cash, Non-current	1	24,357
Liquidity risk [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Foreign currency loans and borrowings, current	(2,334,507)
Foreign currency loans and borrowings, non current	(13,931,707)
Foreign currency loans and borrowings	(16,266,214)	(15,739,134)
Local currency loans and borrowings, current	(526,743)
Local currency loans and borrowings, non current	(7,385,645)
Local currency loans and borrowings	(7,912,388)	(6,665,292)
Derivative financial instruments liabilities, Current	(186,147)
Derivative financial instruments liabilities, Non-current	(36,077)
Derivative financial instruments liabilities	(222,224)	(385,696)
Gross debt, Current	(3,047,397)
Gross debt, Non-current	(21,353,429)
Gross debt	(24,400,826)	(22,790,122)
Marketable securities and cash and cash equivalents, Current	7,233,026
Marketable securities and cash and cash equivalents, Non-current	375,906
Marketable securities and cash and cash equivalents	7,608,932	8,235,360
Derivative financial assets, current	83,144
Derivative financial assets, non current	2,139
Derivative financial assets	85,283	377,990
Restricted cash, Current	24,529
Restricted cash, Non-current	1
Restricted cash	24,530	24,358
Net debt	R$ (16,682,081)	R$ (14,152,414)